Changes in Carrying Amount of Goodwill by Segment (Detail) - USD ($) $ in Thousands		12 Months Ended
		May. 02, 2015	May. 03, 2014
Goodwill [Line Items]
Balance		$ 493,189	$ 495,496
Benefit of excess tax amortization	[1]	(3,922)	(2,307)
Balance		489,267	493,189
B&N Retail
Goodwill [Line Items]
Balance		219,119	221,426
Benefit of excess tax amortization	[1]	(3,922)	(2,307)
Balance		215,197	219,119
B&N College
Goodwill [Line Items]
Balance		274,070	274,070
Balance		$ 274,070	$ 274,070

[1]	The tax basis of goodwill arising from an acquisition during the 52 weeks ended January 29, 2005 exceeded the related basis for financial reporting purposes by approximately $96,576. In accordance with ASC 740-10-30, Accounting for Income Taxes, the Company is recognizing the tax benefits of amortizing such excess as a reduction of goodwill as it is realized on the Company's income tax return.